Income Taxes (Net Operating Losses Carryforwards by Expiration Date) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Net operating loss carryforwards	¥ 1,590,000	¥ 1,590,000
Total unrecognized tax benefits at beginning of fiscal year	1,300	1,632	¥ 1,691
Gross amount of increases (decreases) related to positions taken during prior years	167	(415)	(37)
Gross amount of increases related to positions taken during the current year	409	181	346
Amount of decreases related to settlements			(652)
Foreign exchange translation	(9)	(98)	284
Total unrecognized tax benefits at end of fiscal year	1,867	¥ 1,300	¥ 1,632
2018
Defined Benefit Plan Disclosure [Line Items]
Net operating loss carryforwards	865,000
2019
Defined Benefit Plan Disclosure [Line Items]
Net operating loss carryforwards	4,000
2022
Defined Benefit Plan Disclosure [Line Items]
Net operating loss carryforwards	1,000
2023 and Thereafter
Defined Benefit Plan Disclosure [Line Items]
Net operating loss carryforwards	¥ 720,000